Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
	Number of shares	Capital
Balance, December 31, 2023	989	$51,020,121
Issuance of shares from private placement	3,452	1,396,702
Issuance of shares upon exercise of prefunded warrants	24,091	11,528,116
Cancelled shares	(2,111)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $577.97 per share	2,677	1,547,703
Balance, December 31, 2024	29,098	63,319,398
Issuance of shares from private placement	3,250	320,000
Issuance of shares upon conversion of promissory note	408,427	10,737,400
Fair value adjustment on the converted promissory note	—	(777,627)
Share issuance costs	—	(44,071)
Impact on loss of control of Canmart	—	(3)
Balance, December 31, 2025	440,775	$73,555,097

Schedule of Shares Outstanding Special Shares

A summary of the Company’s outstanding Special Shares as at December 31, 2025 are as follows:

	Number of Class A Special Shares	Number of Class B Special Shares	Capital
Balance, December 31, 2024	—	—	$—
Issuance of special shares pursuant to the acquisition of First Towers	6,441	212,265	20,298,721
Issuance of special shares pursuant to a debt settlement	—	32,549	754,356
Balance, December 31, 2025	6,441	244,814	$21,053,077

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at December 31, 2025 are as follows:
Number of RSUs
Balance, December 31, 2023	—
Granted	2,677
Exercised	(2,677)
Balance, December 31, 2024 and 2025	—